Leases - Additional Information (Details) - PHP (₱) ₱ in Millions		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncash Investing Activities [Abstract]
Cash outflow for leases		₱ 6,547	₱ 5,781	₱ 5,399
Non-cash additions to ROU assets		7,314	9,335
non-cash additions to lease liabilities		₱ 7,314	11,122
Lease term		5 years
Rental income relating to investment properties		₱ 48	₱ 51	₱ 49
Consideration received on sale of assets	₱ 5,500
Value added tax	12.00%
Sale and leaseback gain	₱ 3,275
Information about sale and leaseback transactions		The new contract of lease is for a period of five years and stipulates that the lessee has the option to pre-terminate without penalty after the second-year subject to a 12-month notice